Intangible Assets_Goodwill(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Goodwill Line Items [Line Items]
Acquisition cost		₩ 346,314	₩ 344,799
Carrying amount		275,220	273,450
Housing&Commercial Bank
Goodwill Line Items [Line Items]
Acquisition cost		65,288	65,288
Carrying amount		65,288	65,288
KB Cambodia Bank
Goodwill Line Items [Line Items]
Acquisition cost		1,202	1,202
Carrying amount		0	0
KB Securities Co., Ltd.
Goodwill Line Items [Line Items]
Acquisition cost	[1]	70,265	70,265
Carrying amount	[1]	58,889	58,889
KB Capital Co.,Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		79,609	79,609
Carrying amount		79,609	79,609
KB Savings Bank Co., Ltd. And Yehansoul Savings Bank Co., Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		115,343	115,343
Carrying amount		57,404	57,404
KB Securities Vietnam Joint Stock Company
Goodwill Line Items [Line Items]
Acquisition cost	[2]	13,092	13,092
Carrying amount	[2]	12,520	12,260
KB Daehan Specialized Bank PLC.
Goodwill Line Items [Line Items]
Acquisition cost		1,515	0
Carrying amount		₩ 1,510	₩ 0

[1]	The amount occurred from formerly known as KB Investment and Securities Co., Ltd.
[2]	MARITIME SECURITIES INCORPORATION changed its name to KB Securities Vietnam joint stock company.